Number of Crude Oil and Natural Gas Wells Drilled and Completed (Detail) - Wells	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Disclosure of net productive wells and dry wells drilled [line items]
Net exploratory wells, Productive	5	1	3
Net exploratory wells, Dry	2	1	2
Net exploratory wells, Total	7	2	5
Net development wells, Productive	34	85	81
Net development wells, Dry		1
Net development wells, Total	34	86	81
Total	41	88	86
Australia [member]
Disclosure of net productive wells and dry wells drilled [line items]
Net development wells, Productive	1	1
Net development wells, Total	1	1
Total	1	1
United States [member]
Disclosure of net productive wells and dry wells drilled [line items]
Net exploratory wells, Productive	1	1
Net exploratory wells, Dry		1
Net exploratory wells, Total	1	2
Net development wells, Productive	33	84	80
Net development wells, Dry		1
Net development wells, Total	33	85	80
Total	34	87	80
Other countries [member]
Disclosure of net productive wells and dry wells drilled [line items]
Net exploratory wells, Productive	4		3
Net exploratory wells, Dry	2		2
Net exploratory wells, Total	6		5
Net development wells, Productive			1
Net development wells, Total			1
Total	6		6